Note 15 - Segment Information - Long-lived Assets by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment	$ 944	$ 1,112
UNITED STATES
Property and Equipment	691	797
Foreign [Member]
Property and Equipment	$ 253	$ 315